Offerings - Offering: 1	Mar. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.40 per share, to be issued under the Enlivex Therapeutics Ltd. Global Shares Incentive Plan (2019)
Amount Registered | shares	22,700,851
Proposed Maximum Offering Price per Unit	1.13
Maximum Aggregate Offering Price	$ 25,651,961.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,542.54
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares, par value NIS 0.40 per share (“Ordinary Shares”), of Enlivex Ltd. (the “Registrant”) that become issuable under the Enlivex Ltd. Global Shares Incentive Plan (2019) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding Ordinary Shares.

Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low sales prices of the Registrant’s Ordinary Shares as reported on the Nasdaq Capital Market on March 11, 2026.